Subsequent Events (Details Narrative) (10-K)										1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Oct. 06, 2020 Days	Sep. 29, 2020 shares	May 18, 2020	Apr. 21, 2020 USD ($)	Mar. 10, 2020 USD ($)	Feb. 27, 2020	Jan. 15, 2020 USD ($) $ / shares	Jan. 03, 2020	Mar. 25, 2019	May 31, 2018	Mar. 24, 2020 USD ($) shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares
Equity interest, percentage														50.00%
Proceeds from convertible note												$ 75,000	$ 147,500	$ 92,500
Common shares, par value | $ / shares												$ 0.0001		$ 0.0001	$ 0.0001
Lease expiration date									May 31, 2025	Apr. 30, 2023				Apr. 30, 2018
Common shares, authorized | shares												25,000,000		25,000,000	25,000,000
PVBJ Inc. [Member]
Earn-out liability				$ 221,800
The Pride Group (QLD) Pty Ltd [Member]
Equity interest, percentage			100.00%
Note obligation reducement description			The Company has no further note obligations to Hidalgo or Doyle, and it reduced its debt by approximately $600,000 or 65% of the corporate debt obligations.
Forecast [Member] | PVBJ Inc. [Member]
Earn-out liability				$ 221,800
Forecast [Member] | The Pride Group (QLD) Pty Ltd [Member]
Equity interest, percentage			100.00%
Note obligation reducement description			The Company has no further note obligations to Hidalgo or Doyle, and it reduced its debt by approximately $600,000 or 65% of the corporate debt obligations.
Subsequent Event [Member]
Note description		Pursuant to the Amendment, the Company (i) changed its name from H/Cell Energy Corporation to Vision Hydrogen Corporation, (ii) effectuated a one-for-twenty (1:20) reverse split of the issued and outstanding shares of common stock of the Company without changing the par value of the stock, and (iii) increased its authorized shares of common stock from 25,000,000 to 100,000,000.
Reverse split stock		one-for-twenty (1:20) reverse split
Trading days | Days	20
Subsequent Event [Member] | Minimum [Member]
Common shares, authorized | shares		25,000,000
Subsequent Event [Member] | Maximum [Member]
Common shares, authorized | shares		100,000,000
Subsequent Event [Member] | Thermo Credit Lending Facility [Member]
Increase in line of credit facility					$ 400,000
Subsequent Event [Member] | Amendment Agreement [Member] | 2018 Notes [Member]
Debt instrument maturity description								January 2, 2020 to February 8, 2021
Subsequent Event [Member] | Purchase Agreement [Member] | FirstFire Global Opportunities Fund LLC [Member]
Debt instrument, face value							$ 85,250
Proceeds from convertible note							77,500
Discount issuance							$ 7,750
Debt maturity date							Jan. 15, 2021
Debt interest percentage							8.00%
Monthly principal payment							$ 4,500
Repayment of note percentage							115.00%
Common shares, par value | $ / shares							$ 0.0001
Convertible note conversion price | $ / shares							$ 10.00
Beneficial ownership, percentage							4.99%
Debt default interest rate							15.00%
Note description							(A) the amount to be redeemed multiplied by (B) 125%. In addition, upon an event of default, the conversion price would be the lower of (i) the Fixed Conversion Price or (ii) 75% of the lowest closing price of the Common Stock during the 10 trading days prior to the conversion date.
Subsequent Event [Member] | Purchase Agreement [Member] | GHS Investments LLC [Member]
Number of common stock shares sold | shares											3,938
Proceeds from sale of common stock											$ 19,827
Subsequent Event [Member] | Lease Agreement [Member]
Lease commenced date						May 31, 2018
Lease expiration date						Apr. 30, 2027